ORGANIZATION AND DESCRIPTION OF BUSINESS	6 Months Ended
Jun. 30, 2026
ORGANIZATION AND DESCRIPTION OF BUSINESS
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1 — ORGANIZATION AND DESCRIPTION OF BUSINESS

Baird Medical Investment Holdings Limited (“PubCo”, “Baird Medical” or “the Company”) was incorporated as a private company under the laws of Cayman Island on June 16, 2023.

The principal business activities of the Company and its subsidiaries are to engage in research and development, manufacture and sales of microwave ablation (“MWA”) and other medical devices. During the first half of fiscal year 2026, the Company successfully launched a new strategic business initiative: the out-licensing of its proprietary microwave ablation technology to qualified third-party licensees. The Company lawfully owns and maintains full intellectual property rights in its microwave ablation equipment and microwave ablation needles, including patents, technical know-how, product technical requirements, design documentation, software source code, and complete regulatory registration dossiers. These assets, which have received NMPA Class III medical device certification in the PRC, represent a mature and clinically validated technology platform with demonstrated safety and efficacy in the minimally invasive treatment of tumors, including thyroid nodules, liver cancer, lung cancer, and breast lumps.

As at the date of this report, the Company has direct and indirect interests in the following subsidiaries:

Name of Entity	Date of Incorporation/ Acquisition	Place of Incorporation	Shareholders	% of Equity Ownership	Principal Activities
Betters Medical NewCo, LLC (“NewCo”)	June 17, 2024 / October 1, 2024	Delaware (US)	PubCo	100%	Holding
ExcelFin Acquisition Corp. (“SPAC” or “ExcelFin”)	March 15, 2021 / October 1, 2024	Delaware (US)	PubCo	100%	Holding
Baird Medical LLC	November 29, 2023	Delaware (US)	PubCo	100%	Sales of MWA medical devices
Tycoon Choice Global Limited (“Tycoon”)	January 8, 2021	BVI	PubCo	100%	Holding
Baide Medical Investment Company Limited (“Baide HK”)	January 29, 2021	Hong Kong	Tycoon	100%	Holding
Baide (Guangdong) Capital Management Company Limited (“Baide Capital”)	March 3, 2021	The PRC	Baide HK	100%	Sales of MWA medical devices and investment holding
Guangzhou Dedao Capital Management Company Limited (“Dedao”)	March 4, 2021	The PRC	Baide Capital	99%	Holding
Guangzhou Baihui Corporate Management Company Limited (“Baihui”)	December 4, 2020	The PRC	Dedao	99%	Holding
Guangzhou Zhengde Corporate Management Company Limited	December 4, 2020	The PRC	Dedao	99%	Holding
Guangzhou Yide Capital Management Company Limited	December 10, 2020	The PRC	Dedao	99%	Holding
Baide (Suzhou) Medical Company Limited (“Baide Suzhou”)	June 5, 2012	The PRC	Zhengde Yide, and Baihui	99%	Research and development, sales of MWA and other medical devices and investment holding
Henan Ruide Medical Instrument Company Limited	July 6, 2018	The PRC	Baide Suzhou	99%	Sales of MWA and other medical devices
Nanjing Changcheng Medical Equipment Company Limited (“Nanjing Changcheng”)	January 28, 2016	The PRC	Baide Suzhou	99%	Research and development, manufacture and sales of MWA and other medical devices
Guizhou Baiyuan Medical Company Limited	September 21, 2017	The PRC	Baide Suzhou	99%	Sales of other medical devices
Guoke Baide (Guangdong) Medical Company Limited (“Guoke Baide”)	July 5, 2019	The PRC	Baide Suzhou	99%	Sales of MWA medical devices

Nanjing Baide Micro Medical Technology Co., Ltd	November 26, 2019	The PRC	Baide Suzhou	99%	Sales of MWA medical devices
Ruikeen Biological Technology (Guangzhou) Company Limited (“Ruikeen Guangzhou”)	July 17, 2019	The PRC	Baide Suzhou	99%	Sales of MWA medical devices
Guangzhou Fangda Medical Technology Company Limited	December 22, 2022	The PRC	Baide Capital	100%	Sales of MWA medical devices
Junde (Guangzhou) Medical Technology Company Limited	November 14, 2022	The PRC	Guoke Baide	99%	Sales of MWA medical devices
Shengde (Guangzhou) Medical Technology Company Limited	November 29, 2022	The PRC	Baide Capital	100%	Sales of MWA medical devices
Suzhou Kangchuang Medical Company Limited	December 6, 2022	The PRC	Baide Capital	100%	Sales of MWA medical devices
Hainan Haike Baide Medical Company Limited	July 4,2024	The PRC	Baide Suzhou	100%	Sales of MWA medical devices

Note：Guizhou Baiyuan Medical Company Limited and Suzhou Kangchuang Medical Company Limited completed the liquidation procedures in the first half of 2025.